Additional Information to the Items of Profit or Loss - Schedule of Additional Information to the Items of Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
a. Research and development expenses:
Research and development expenses	$ 2,097	$ 1,707	$ 1,641
b. Sales and marketing expenses:
Sales and marketing expenses	912	1,515	2,484
c. General and administrative expenses:
General and administrative expenses	6,371	4,526	3,844
d. Other income, net:
Other income, net	(490)	(1,270)
e. Finance income:
Finance income	(2,278)	(612)	(2,219)
f. Finance expenses:
Finance expenses	8,199	353	1,055
Wages and related expenses [Member]
a. Research and development expenses:
Research and development expenses	329	390	392
c. General and administrative expenses:
General and administrative expenses	458	507	415
Share-based payment [Member]
a. Research and development expenses:
Research and development expenses	85	45	34
c. General and administrative expenses:
General and administrative expenses	1,103	419	68
Regulatory, professional and other expenses [Member]
a. Research and development expenses:
Research and development expenses	980	681	719
Research and preclinical studies [Member]
a. Research and development expenses:
Research and development expenses	364	211	101
Clinical studies [Member]
a. Research and development expenses:
Research and development expenses	266	276	254
Chemistry and formulations [Member]
a. Research and development expenses:
Research and development expenses	73	104	141
Advertising [Member]
b. Sales and marketing expenses:
Sales and marketing expenses	155	367	576
Amazon fees [Member]
b. Sales and marketing expenses:
Sales and marketing expenses	331	495	1,042
Amortization [Member]
b. Sales and marketing expenses:
Sales and marketing expenses	194	366	486
Storage and shipping [Member]
b. Sales and marketing expenses:
Sales and marketing expenses	112	167	145
Management fees [Member]
b. Sales and marketing expenses:
Sales and marketing expenses	120	120	235
Professional and directors’ fees [Member]
c. General and administrative expenses:
General and administrative expenses	2,823	3,009	2,594
Deemed issuance listing expenses [Member]
c. General and administrative expenses:
General and administrative expenses	1,410
Business development expenses [Member]
c. General and administrative expenses:
General and administrative expenses	89	108	86
Regulatory expenses [Member]
c. General and administrative expenses:
General and administrative expenses	222	158	202
Office maintenance, rent and other expenses [Member]
c. General and administrative expenses:
General and administrative expenses	152	128	110
Investor relations and business expenses [Member]
c. General and administrative expenses:
General and administrative expenses	114	197	369
Loss from sale of property and equipment [Member]
d. Other income, net:
Other income, net		17
Gain on settlement of legal dispute [Member]
d. Other income, net:
Other income, net	(464)
Other income [Member]
d. Other income, net:
Other income, net	(26)
Gain on sale of patent license, net (net of Polyrizon Ltd. holdings sold) [Member]
d. Other income, net:
Other income, net		(1,287)
Net change in fair value of financial liabilities designated at fair value through profit or loss [Member]
e. Finance income:
Finance income	(1)	(191)	(2,205)
Finance income due to cancellation of warrant liability [Member]
e. Finance income:
Finance income	(1,568)
Finance income due to revaluation of convertible debentures [Member]
e. Finance income:
Finance income	(422)
Interest from loans to related parties and deposits [Member]
e. Finance income:
Finance income	(207)	(421)
Exchange rate differences [Member]
e. Finance income:
Finance income	(80)		(14)
f. Finance expenses:
Finance expenses	14	18
Impairment of loan [Member]
f. Finance expenses:
Finance expenses	5,973
Issuance expenses related to warrants [Member]
f. Finance expenses:
Finance expenses	410
Losses from remeasurement of investment in financial assets [Member]
f. Finance expenses:
Finance expenses	1,791	305	1,046
Finance expense in respect of leases [Member]
f. Finance expenses:
Finance expenses	5	8	9
Finance expenses from interest and commissions [Member]
f. Finance expenses:
Finance expenses	$ 6	$ 22